Convertible Promissory Notes Payable and Notes Payable - Schedule of Fair Value of Derivative Liabilities Estimated Using Black-Sholes Valuation Model (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected Dividend Rate [Member]
Fair value derivative liabilities measurement, percentage	0.00	0.00	0.00
Expected Term [Member] | Minimum [Member]
Fair value derivative liabilities term (in years)	1 year	18 days	4 days
Expected Term [Member] | Maximum [Member]
Fair value derivative liabilities term (in years)	5 years	5 years	2 years
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value derivative liabilities measurement, percentage	154.2	1.39	1.32
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value derivative liabilities measurement, percentage	370	2.40	2.63
Volatility [Member] | Minimum [Member]
Fair value derivative liabilities measurement, percentage	0.12	127.5	261.2
Volatility [Member] | Maximum [Member]
Fair value derivative liabilities measurement, percentage	1.62	228.7	307.75